INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Land use rights	$4,226,520	$4,059,336
Software	1,118,650	38,836
License for drug manufacturing	57,082	54,825
Total	5,402,252	4,152,997
Less: accumulated amortization	(862,905)	(729,415)
Intangible assets, net	$4,539,347	$3,423,582

Amortization expense was $101,846, $65,688, and $52,028 for the years ended September 30, 2024, 2023 and 2022, respectively. The land use right was pledged for the bank loans. Refer to Note 9.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2025	86,333
2026	86,333
2027	85,872
2028	85,641
2029	85,641
Thereafter	4,109,527
$4,539,347